Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
In thousands	2012	2011
Balance at beginning of year	$ 884	$1,326
Provisions	115	434
Deductions	(935)	(876)
Balance at end of year	$ 64	$ 884

Schedule of Property, Plant And Equipment, Estimated Useful Life [Table Text Block]
Years
Indoor rental equipment	5-10
Outdoor rental equipment	15
Buildings and improvements	10 - 40
Machinery, fixtures and equipment	3 - 15
Leaseholds and improvements	5